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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1743

The Alger Funds II
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.  Schedule of Investments.

Schedules of Investments

THE ALGER FUNDS II

ALGER SPECTRA FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-106.3%

Aerospace & Defense-6.2%
BE Aerospace Inc.*	92,610	$895,539
General Dynamics Corp.	30,500	1,730,265
Lockheed Martin Corp.	81,202	6,661,812
		9,287,616
Air Freight & Logistics-.5%
United Parcel Service Inc., Cl. B	18,400	781,816

Apparel Retail-.2%
Gap Inc., /The	23,400	263,952

Application Software-2.2%
Autodesk Inc.*	36,700	607,752
Net 1 UEPS Technologies Inc.*	26,900	361,267
Solera Holdings Inc.*	73,600	1,773,024
Synopsys Inc.*	31,600	584,600
		3,326,643
Asset Management & Custody Banks-1.1%
AllianceBernstein Holding LP	25,900	442,372
Invesco Ltd.	104,200	1,228,518
		1,670,890
Biotechnology-5.1%
Alexion Pharmaceuticals Inc.*	25,300	932,811
Celgene Corp.*	29,100	1,540,845
Cephalon Inc.*	29,500	2,276,810
Genentech Inc.*	18,200	1,478,568
Genzyme Corp.*	19,900	1,371,508
		7,600,542
Cable & Satellite-1.5%
Comcast Corp.	51,900	720,372
DIRECTV Group Inc., /The*	72,900	1,596,510
		2,316,882
Communications Equipment-4.0%
Cisco Systems Inc.*	140,800	2,107,776
Nice Systems Ltd.*#	21,175	406,348
QUALCOMM Inc.	52,500	1,813,875
Research In Motion Ltd.*	31,000	1,717,400
Sonus Networks Inc.*	9,100	12,012
		6,057,411

Computer & Electronics Retail-.7%
Best Buy Co., Inc.	38,100	1,067,562

Computer Hardware-6.3%
Apple Inc.*	59,100	5,326,683
International Business Machines Corp.	44,300	4,060,095
		9,386,778
Computer Storage & Peripherals-.7%
EMC Corp.*	98,900	1,091,856

Construction & Farm Machinery & Heavy Trucks-.2%
Navistar International Corp.*	10,100	306,737

Data Processing & Outsourced Services-2.3%
Mastercard Inc.	17,700	2,403,306
Visa Inc., Cl. A	19,800	977,130
		3,380,436
Diversified Banks-.1%
Comerica Inc.	11,200	186,592

Drug Retail-3.9%
CVS Caremark Corp.	216,300	5,814,144
Walgreen Co.	2,600	71,266
		5,885,410
Electrical Components & Equipment-1.0%
AMETEK Inc.	25,900	827,764
General Cable Corp.*	36,500	600,790
		1,428,554
Fertilizers & Agricultural Chemicals-1.3%
Mosaic Co., /The	36,500	1,301,955
Potash Corp., of Saskatchewan	9,000	673,740
		1,975,695
Food Retail-.9%
Kroger Co., /The	62,200	1,399,500

Footwear-.2%
Deckers Outdoor Corp.*	4,400	229,856

Gold-.1%
Goldcorp Inc.	5,200	153,764

Health Care Equipment-2.4%
Covidien Ltd.	69,800	2,676,132
Insulet Corp.*	109,600	870,224
St. Jude Medical Inc.*	1,600	58,192
		3,604,548
Health Care Services-.1%
IPC The Hospitalist Co., Inc.*	8,200	156,948

Health Care Supplies-1.9%
Inverness Medical Innovations Inc.*	118,361	2,896,294

Home Entertainment Software-2.9%
Activision Blizzard Inc.*	86,500	757,740
Nintendo Co., Ltd.#	97,800	3,559,920
		4,317,660
Homebuilding-.8%
Toll Brothers Inc.*	67,000	1,140,340

Housewares & Specialties-.5%
Tupperware Brands Corp.	36,100	742,216

Hypermarkets & Super Centers-.7%
Wal-Mart Stores Inc.	23,500	1,107,320

Industrial Conglomerates-1.1%
Tyco International Ltd.	79,200	1,664,784

Industrial Machinery-2.1%
ITT Corp.	37,200	1,684,416
SPX Corp.	36,000	1,515,960
		3,200,376
Integrated Oil & Gas-.4%
Chevron Corp.	8,800	620,576

Integrated Telecommunication Services-.3%
BCE Inc.	20,100	411,246

Internet Retail-.9%
Amazon.com Inc.*	13,400	788,188
Expedia Inc.*	69,400	619,742
		1,407,930
Internet Software & Services-7.1%
eBay Inc.*	117,300	1,409,946
Google Inc., Cl. A*	2,900	981,737
GSI Commerce Inc.*	175,500	1,504,035
IAC/InterActiveCorp.*	308,700	4,537,890
Netease.com*#	77,800	1,478,978
Sina Corp.*	12,700	259,842
VistaPrint Ltd.*	20,000	458,000
		10,630,428
Investment Banking & Brokerage-1.0%
Charles Schwab Corp., /The	84,400	1,146,996
Goldman Sachs Group Inc., /The	4,300	347,139
		1,494,135

IT Consulting & Other Services-1.6%
Cognizant Technology Solutions Corp., Cl. A*	125,800	2,356,234

Leisure Products-.1%
Gildan Activewear Inc.*	20,800	221,728

Life Sciences Tools & Services-2.4%
ICON PLC*#	17,600	353,760
Life Technologies Corp.*	28,900	735,794
Parexel International Corp.*	92,100	910,869
Thermo Fisher Scientific Inc.*	45,900	1,649,187
		3,649,610
Managed Health Care-.8%
UnitedHealth Group Inc.	24,600	696,918
WellPoint Inc.*	10,700	443,515
		1,140,433
Metal & Glass Containers-1.2%
Ball Corp.	7,000	268,380
Crown Holdings Inc.*	69,200	1,297,500
Owens-Illinois Inc.*	15,300	290,700
		1,856,580
Movies & Entertainment-1.6%
DreamWorks Animation SKG Inc.*	19,700	432,415
Regal Entertainment Group.	189,000	1,897,560
		2,329,975
Multi-Utilities-1.3%
CMS Energy Corp.	75,500	887,125
Veolia Environnement#	44,800	1,008,448
		1,895,573
Office REITs-.4%
Digital Realty Trust Inc.	17,000	542,300

Oil & Gas Drilling-1.2%
Transocean Ltd.*	31,600	1,725,992

Oil & Gas Equipment & Services-1.6%
Weatherford International Ltd.*	219,000	2,415,570

Oil & Gas Exploration & Production-2.2%
Chesapeake Energy Corp.	154,700	2,445,807
Nexen Inc.	61,800	896,100
		3,341,907
Oil & Gas Storage & Transportation-.4%
NuStar Energy LP	11,700	575,406

Other Diversified Financial Services-.5%
BM&F BOVESPA SA	158,600	456,702
JPMorgan Chase & Co.	9,000	229,590
		686,292
Packaged Foods & Meats-2.3%
General Mills Inc.	24,300	1,437,345
Kraft Foods Inc., Cl. A	73,600	2,064,480
		3,501,825
Pharmaceuticals-6.5%
Abbott Laboratories	97,700	5,416,488
Auxilium Pharmaceuticals Inc.*	15,000	458,400
Bristol-Myers Squibb Co.	20,100	430,341
Mylan Inc.	1,195	884,420
Mylan Inc.*	13,900	157,487
Optimer Pharmaceuticals Inc.*	59,000	618,910
Wyeth	42,800	1,839,116
		9,805,162
Property & Casualty Insurance-1.3%
Travelers Cos., Inc., /The	49,400	1,908,816

Publishing-1.2%
McGraw-Hill Cos Inc., /The	79,800	1,754,802

Railroads-.2%
Burlington Northern Santa Fe Corp.	3,400	225,250

Restaurants-.2%
Wendy’s/Arby’s Group Inc.	52,700	265,608

Semiconductors-3.8%
Altera Corp.	15,100	232,238
Atheros Communications Inc.*	43,600	523,636
Marvell Technology Group Ltd.*	214,500	1,563,705
Mellanox Technologies Ltd.*	275,900	2,386,535
Microsemi Corp.*	14,400	120,960
Taiwan Semiconductor Manufacturing Co., Ltd.#	105,100	792,454
		5,619,528
Soft Drinks-1.9%
Coca-Cola Co., /The	66,900	2,857,968

Specialized Finance-2.4%
NASDAQ OMX Group Inc., /The*	34,800	759,336
NYSE Euronext	128,300	2,822,600
		3,581,936
Specialty Chemicals-.2%
Rockwood Holdings Inc.*	47,003	352,993

Systems Software-3.2%
Microsoft Corp.	277,800	4,750,380

Thrifts & Mortgage Finance-1.5%
Brookline Bancorp Inc.	28,800	278,496
People’s United Financial Inc.	51,200	837,632
TFS Financial Corp.	82,300	1,058,378
		2,174,506
Tobacco-5.6%
Altria Group Inc.	154,300	2,552,122
Philip Morris International Inc.	159,000	5,906,850
		8,458,972
TOTAL COMMON STOCKS (Cost $190,777,942)		159,188,639

	PRINCIPAL
	AMOUNT
CONVERTIBLE BONDS-.3%

Life Sciences Tools & Services
Invitrogen Corp., 3.25%, 6/15/2025 Cost($447,933)	$517,000	470,470

Total Investments (Cost $191,225,875)(a)	106.6%	159,659,109
Liabilities in Excess of Other Assets	(6.6)	(9,861,091)
Net Assets	100.0%	$149,798,018

* Non-income producing securities.

# American Depositary Receipt.

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $171,766,712 amounted to $32,410,050 which consisted of aggregate gross unrealized appreciation of $2,766,179 and aggregate gross unrealized depreciation of $35,176,229.

THE ALGER FUNDS II

ALGER SPECTRA FUND

Schedule of Securities Sold Short

January 31, 2009

	SHARES	VALUE
COMMON STOCKS
Analog Devices Inc.	99,400	$1,986,012
Automatic Data Processing Inc.	10,400	377,832
BB&T Corp.	27,000	534,330
Citigroup Inc.	41,200	146,260
City National Corp.	2,100	72,681
CR Bard Inc.	23,300	1,993,781
Danaher Corp.	5,800	324,394
Devon Energy Corp.	8,500	523,600
EOG Resources Inc.	2,400	162,648
Equity Residential	5,400	129,222
Express Scripts Inc.	33,500	1,800,960
Fastenal Co.	37,400	1,278,332
Federal Realty Investment Trust	3,000	151,890
First Midwest Bancorp Inc.	5,300	53,000
Freeport-McMoRan Copper & Gold Inc.	57,100	1,435,494
Fulton Financial Corp.	10,000	70,200
Hartford Financial Services Group Inc.	16,000	210,560
Landstar System Inc.	20,700	742,509
MGM Mirage	17,000	136,000
National Instruments Corp.	6,900	148,143
Netlogic Microsystems Inc.	117,800	2,498,538
PF Chang’s China Bistro Inc.	7,600	134,748
Principal Financial Group Inc.	6,900	114,471
Prudential Financial Inc.	5,300	136,475
Rayonier Inc.	5,000	147,200
RenaissanceRe Holdings Ltd.	8,000	357,520
SAIC Inc.	33,000	651,420
SAP AG	18,500	654,530
Stericycle Inc.	38,400	1,878,528
Susquehanna Bancshares Inc.	6,800	74,800
Tim Hortons Inc.	2,750	67,568
Varian Semiconductor Equipment Associates Inc.	61,500	1,170,960
Werner Enterprises Inc.	5,000	75,000
Wintrust Financial Corp.	4,700	62,839

(Total Proceeds Received $19,459,161)		$20,302,445

THE ALGER FUNDS II

ALGER GREEN FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-85.7%

Aerospace & Defense-2.2%
Boeing Co.	5,170	$218,743
General Dynamics Corp.	3,655	207,348
		426,091
Air Freight & Logistics-.9%
United Parcel Service Inc., Cl. B	3,770	160,187

Apparel Retail-.4%
Gap Inc., /The	7,350	82,908

Application Software-1.8%
Adobe Systems Inc.*	9,280	179,197
Solera Holdings Inc.*	6,990	168,389
		347,586
Asset Management & Custody Banks-.5%
Invesco Ltd.	7,990	94,202

Auto Parts & Equipment-.9%
Fuel Systems Solutions Inc.*	6,645	173,700

Biotechnology-6.0%
Celgene Corp.*	3,785	200,416
Genentech Inc.*	4,775	387,921
Genzyme Corp.*	1,900	130,948
Metabolix Inc.*	27,440	231,594
United Therapeutics Corp.*	2,725	185,164
		1,136,043
Broadcasting & Cable TV-.8%
Discovery Communications Inc.*	9,760	141,520

Commercial Printing-.7%
Warnaco Group Inc., /The*	5,990	135,614

Communications Equipment-2.7%
Cisco Systems Inc.*	25,700	384,729
Nokia OYJ#	10,800	132,516
		517,245
Computer & Electronics Retail-.9%
GameStop Corp., Cl. A*	6,720	166,522

Computer Hardware-6.1%
Apple Inc.*	6,365	573,677
Hewlett-Packard Co.	6,940	241,165
International Business Machines Corp.	3,860	353,769
		1,168,611
Construction & Farm Machinery & Heavy Trucks-2.1%
Astec Industries Inc.*	8,820	216,707
Cummins Inc.	7,810	187,284
		403,991
Data Processing & Outsourced Services-.9%
Visa Inc., Cl. A	3,325	164,089

Distributors-1.5%
LKQ Corp.*	25,405	293,428

Education Services-.7%
ITT Educational Services Inc.*	1,145	140,274

Electric Utilities-1.0%
Duke Energy Corp.	12,650	191,648

Electrical Components & Equipment-2.8%
First Solar Inc.*	2,350	335,580
General Cable Corp.*	11,535	189,866
		525,446
Environmental & Facilities Services-4.9%
Covanta Holding Corp.*	12,940	223,733
EnergySolutions Inc.	40,095	180,027
Tetra Tech Inc.*	9,180	213,251
Waste Management Inc.	9,930	309,717
		926,728
Fertilizers & Agricultural Chemicals-.8%
Potash Corp., of Saskatchewan	2,110	157,955

Food Retail-.8%
Whole Foods Market Inc.	15,015	153,904

Footwear-.7%
Deckers Outdoor Corp.*	2,535	132,428

Health Care Equipment-.6%
Covidien Ltd.	2,885	110,611

Health Care Supplies-.9%
Inverness Medical Innovations Inc.*	7,025	171,902

Heavy Electrical Equipment-.6%
Vestas Wind Systems A/S*	2,360	113,752

Homebuilding-.6%
KB Home.	11,285	120,411

Hotels Resorts & Cruise Lines-.4%
Marriott International Inc., Cl. A	4,530	73,884

Household Products-1.7%
Procter & Gamble Co.	5,954	324,493

Hypermarkets & Super Centers-2.8%
Wal-Mart Stores Inc.	11,410	537,639

Industrial Conglomerates-.5%
General Electric Co.	7,246	87,894

Industrial Gases-.3%
Praxair Inc.	960	59,770

Industrial Machinery-.7%
SPX Corp.	3,295	138,752

Integrated Oil & Gas-2.3%
BP PLC#	4,420	187,717
Chevron Corp.	3,525	248,583
		436,300
Internet Retail-.6%
Amazon.com Inc.*	1,965	115,581

Internet Software & Services-6.9%
eBay Inc.*	17,405	209,208
Google Inc., Cl. A*	1,410	477,327
IAC/InterActiveCorp.*	15,620	229,614
Netease.com*#	10,620	201,886
Vignette Corp.*	28,660	199,760
		1,317,795
Investment Banking & Brokerage-.7%
Lazard Ltd., Cl. A	5,125	135,813

IT Consulting & Other Services-.1%
Satyam Computer Services Ltd.#	14,075	26,743

Leisure Products-1.2%
Gildan Activewear Inc.*	20,700	220,662

Managed Health Care-.6%
WellPoint Inc.*	2,915	120,827

Office REITs-.8%
Digital Realty Trust Inc.	5,055	161,255

Pharmaceuticals-6.4%
Abbott Laboratories	7,285	403,880
Johnson & Johnson	7,120	410,753
Merck & Co., Inc.	5,990	171,015
Wyeth	5,725	246,003
		1,231,651
Property & Casualty Insurance-1.3%
ACE Ltd.	2,560	111,770
Travelers Cos., Inc., /The	3,560	137,558
		249,328
Railroads-1.0%
Norfolk Southern Corp.	4,865	186,621

Real Estate Management & Development-.8%
Brookfield Asset Management Inc.	9,860	155,591

Restaurants-2.0%
McDonald’s Corp.	3,235	187,695
Starbucks Corp.*	20,220	190,877
		378,572
Restaurants-2.9%
Atheros Communications Inc.*	16,965	203,750
Cree Inc.*	10,275	204,781
Intel Corp.	10,930	140,997
		549,528
Soft Drinks-3.2%
Coca-Cola Co., /The	8,505	363,334
Hansen Natural Corp.*	7,610	254,935
		618,269
Specialized Finance-1.0%
NYSE Euronext	8,640	190,080

Specialty Chemicals-.7%
Rockwood Holdings Inc.*	17,350	130,299

Systems Software-4.0%
Microsoft Corp.	34,680	593,024
Oracle Corp.*	9,815	165,186
		758,210

TOTAL COMMON STOCKS (Cost $22,896,061)		16,362,353

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS-.9%
Electrical Components & Equipment
Energy Conversion Devices Inc., 3.0%, 6/15/13	$150,000	88,313
JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	225,000	92,531

Total Convertible Corporate Bonds (Cost $375,000)		180,844

SHORT-TERM INVESTMENTS-10.1%
Time Deposits
Citibank London, .07%, 2/2/09	$700,000	700,000
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	700,000	700,000
BBH Cayman Islands Cayman, .07%, 2/2/09	530,303	530,303

TOTAL SHORT-TERM INVESTMENTS (Cost $1,930,303)		1,930,303

Total Investments (Cost $25,201,364)(a)	96.7%	18,473,500
Other Assets in Excess of Liabilities	3.3	622,867
Net Assets	100.0%	$19,096,367

* Non-income producing securities.

# American Depositary Receipt.

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $25,201,364 amounted to $6,727,864 which consisted of aggregate gross unrealized appreciation of $205,795 and aggregate gross unrealized depreciation of $6,933,659.

THE ALGER FUNDS II

ALGER ANALYST FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-78.4%

Aerospace & Defense-1.1%
BE Aerospace Inc.*	915	$8,848
L-3 Communications Holdings Inc.	89	7,033
		15,881
Air Freight & Logistics-.3%
United Parcel Service Inc., Cl. B	109	4,631

Apparel Retail-1.0%
Aeropostale Inc.*	296	6,249
J Crew Group Inc.*	377	3,770
Urban Outfitters Inc.*	227	3,537
		13,556
Application Software-3.4%
Autodesk Inc.*	255	4,223
Net 1 UEPS Technologies Inc.*	561	7,534
Salesforce.com Inc.*	788	20,969
Synchronoss Technologies Inc.*	461	3,923
Taleo Corp.*	1,256	10,588
		47,237
Asset Management & Custody Banks-.9%
Bank of New York Mellon Corp., /The	115	2,960
Invesco Ltd.	849	10,010
		12,970
Automotive Retail-.3%
Advance Auto Parts Inc.	108	3,535

Biotechnology-10.7%
Alexion Pharmaceuticals Inc.*	1,222	45,055
Celgene Corp.*	328	17,368
Cephalon Inc.*	141	10,882
Genentech Inc.*	646	52,481
Genzyme Corp.*	157	10,820
Seattle Genetics Inc.*	1,094	11,038
		147,644
Broadcasting & Cable TV-.7%
Discovery Communications Inc.*	651	9,440

Cable & Satellite-.9%
Comcast Corp., Cl. A	129	1,890
DIRECTV Group Inc., /The*	451	9,877
		11,767

Casinos & Gaming-.8%
Bally Technologies Inc.*	144	2,907
Penn National Gaming Inc.*	277	5,166
WMS Industries Inc.*	123	2,733
		10,806
Commercial Printing-1.0%
Warnaco Group Inc., /The*	583	13,199

Communications Equipment-2.4%
Nokia OYJ#	396	4,859
Polycom Inc.*	620	8,711
Research In Motion Ltd.*	298	16,509
Sonus Networks Inc.*	2,414	3,186
		33,265
Computer & Electronics Retail-1.0%
Best Buy Co., Inc.	289	8,098
GameStop Corp., Cl. A*	246	6,096
		14,194
Computer Hardware-3.1%
Apple Inc.*	173	15,592
Hewlett-Packard Co.	780	27,105
		42,697
Construction & Farm Machinery & Heavy Trucks-.6%
Bucyrus International Inc.	571	8,851

Consumer Electronics
Sony Corp.#	37	711

Data Processing & Outsourced Services-.4%
Mastercard Inc.	39	5,295

Distillers & Vintners-.3%
Central European Distribution Corp.*	366	4,429

Diversified Metals & Mining-.5%
Cia Vale do Rio Doce#	464	6,547

Drug Retail-.3%
CVS Caremark Corp.	89	2,392
Walgreen Co.	88	2,412
		4,804
Education Services-1.2%
Corinthian Colleges Inc.*	501	9,359
ITT Educational Services Inc.*	60	7,351
		16,710

Electrical Components & Equipment-.2%
First Solar Inc.*	17	2,428

Food Retail-.5%
Whole Foods Market Inc.	761	7,800

Footwear-.2%
Iconix Brand Group Inc.*	423	3,498

Gold-.2%
Yamana Gold Inc.	420	3,385

Health Care Equipment-1.9%
Boston Scientific Corp.*	798	7,078
Insulet Corp.*	632	5,018
Masimo Corp.*	72	1,999
NuVasive Inc.*	53	1,979
St. Jude Medical Inc.*	283	10,293
		26,367
Health Care Facilities-1.7%
Community Health Systems Inc.*	500	9,320
Universal Health Services Inc., Cl. B	400	15,140
		24,460
Health Care Supplies-.1%
Inverness Medical Innovations Inc.*	82	2,007

Health Care Supplies-1.8%
Activision Blizzard Inc.*	907	7,945
Nintendo Co., Ltd.#	100	3,640
Take-Two Interactive Software Inc.	316	2,218
THQ Inc.*	2,630	10,389
		24,192
Home Improvement Retail-.4%
Lowe’s Cos., Inc.	286	5,225

Homebuilding-.8%
KB Home.	412	4,396
Toll Brothers Inc.*	367	6,246
		10,642
Household Products-.4%
Church & Dwight Co., Inc.	96	5,110

Housewares & Specialties-.3%
Tupperware Brands Corp.	219	4,503

Hypermarkets & Super Centers-.4%
Wal-Mart Stores Inc.	116	5,466

Industrial Machinery-1.6%
CLARCOR Inc.	292	8,859
ITT Corp.	148	6,701
SPX Corp.	154	6,485
		22,045
Insurance Brokers-.6%
Marsh & McLennan Cos., Inc.	436	8,428

Integrated Oil & Gas-.3%
Chevron Corp.	26	1,834
Exxon Mobil Corp.	24	1,836
		3,670
Internet Retail-.9%
Amazon.com Inc.*	43	2,529
Expedia Inc.*	1,176	10,502
		13,031
Internet Software & Services-3.9%
GSI Commerce Inc.*	2,030	17,397
IAC/InterActiveCorp.*	150	2,205
Limelight Networks Inc.*	1,565	4,789
Netease.com*#	710	13,497
Omniture Inc.*	151	1,373
Vignette Corp.*	1,171	8,162
VistaPrint Ltd.*	279	6,389
		53,812
IT Consulting & Other Services-1.4%
Cognizant Technology Solutions Corp., Cl. A*	1,005	18,824

Leisure Facilities-.7%
Life Time Fitness Inc.*	403	5,968
Gildan Activewear Inc.*	316	3,369
		9,337
Life Sciences Tools & Services-.4%
ICON PLC*#	100	2,010
Parexel International Corp.*	300	2,967
		4,977
Managed Health Care-.2%
Aetna Inc.	79	2,449
WellPoint Inc.*	12	497
		2,946
Metal & Glass Containers-.7%
Silgan Holdings Inc.	211	9,672

Movies & Entertainment-.3%
DreamWorks Animation SKG Inc.*	214	4,697

Office REITs-.8%
Digital Realty Trust Inc.	329	10,495

Oil & Gas Drilling-.9%
Transocean Ltd.*	216	11,798

Oil & Gas Equipment & Services-.7%
Dril-Quip Inc.*	37	907
Weatherford International Ltd.*	856	9,442
		10,349
Oil & Gas Exploration & Production-2.0%
Chesapeake Energy Corp.	851	13,454
Concho Resources Inc.*	40	1,009
Denbury Resources Inc.*	151	1,848
Mariner Energy Inc.*	191	1,891
Nexen Inc.	205	2,973
Quicksilver Resources Inc.*	852	5,904
		27,079
Packaged Foods & Meats-1.2%
Flowers Foods Inc.	224	4,814
Kraft Foods Inc., Cl. A	249	6,984
Ralcorp Holdings Inc.*	87	5,152
		16,950
Pharmaceuticals-8.1%
Abbott Laboratories	38	2,107
Ardea Biosciences Inc.*	1,857	23,120
Medicis Pharmaceutical Corp., Cl. A	600	8,358
Mylan Inc.*	887	10,050
Optimer Pharmaceuticals Inc.*	4,371	45,852
Wyeth	524	22,516
		112,003
Property & Casualty Insurance-1.0%
First Mercury Financial Corp.*	413	4,564
Travelers Cos., Inc., /The	236	9,119
		13,683
Publishing-.4%
McGraw-Hill Cos Inc., /The	233	5,124

Railroads-.4%
Burlington Northern Santa Fe Corp.	74	4,903

Reinsurance-1.0%
Platinum Underwriters Holdings Ltd.	477	13,265

Research & Consulting Services-.4%
FTI Consulting Inc.*	119	4,880

Restaurants-1.1%
McDonald’s Corp.	159	9,225
Yum! Brands Inc.	198	5,667
		14,892
Retail REITs-.3%
Simon Property Group Inc.	105	4,513

Security & Alarm Services-.4%
Geo Group Inc., /The*	332	4,914

Semiconductors-3.2%
Altera Corp.	119	1,830
Atheros Communications Inc.*	788	9,464
Marvell Technology Group Ltd.*	2,302	16,782
Microsemi Corp.*	399	3,352
Monolithic Power Systems Inc.*	314	3,815
ON Semiconductor Corp.*	1,102	4,595
Taiwan Semiconductor Manufacturing Co., Ltd.#	618	4,660
		44,498
Soft Drinks-.9%
Coca-Cola Co., /The	287	12,261

Specialized Finance-.8%
NYSE Euronext	484	10,648

Specialty Stores-.4%
PetSmart Inc.	307	5,762

Thrifts & Mortgage Finance-1.1%
Brookline Bancorp Inc.	528	5,106
TFS Financial Corp.	749	9,632
		14,738
Tobacco-1.2%
Altria Group Inc.	310	5,125
Philip Morris International Inc.	309	11,479
		16,604
Wireless Telecommunication Services-1.3%
SBA Communications Corp.*	922	18,348

TOTAL COMMON STOCKS (Cost $1,411,466)		1,082,398

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-17.2%
Time Deposits
Citibank London, .07%, 2/2/09 Cost($238,510)	$238,510	238,510

Total Investments (Cost $1,649,976)(a)	95.6%	1,320,908
Other Assets in Excess of Liabilities	4.4	60,182
Net Assets	100.0%	$1,381,090

* Non-income producing securities.

# American Depositary Receipt

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,649,976 amounted to $329,068 which consisted of aggregate gross unrealized appreciation of $373,072 and aggregate gross unrealized depreciation of $44,002.

THE ALGER FUNDS II

ALGER TECHNOLOGY FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS-76.4%

Application Software-4.9%
Autodesk Inc.*	195	$3,229
Salesforce.com Inc.*	205	5,455
TIBCO Software Inc.*	2,145	11,476
		20,160
Biotechnology-4.6%
Cepheid Inc.*	890	6,622
Metabolix Inc.*	1,425	12,027
		18,649
Communications Equipment-7.9%
Cisco Systems Inc.*	995	14,895
Research In Motion Ltd.*	235	13,019
Starent Networks Corp.*	305	4,484
		32,398
Computer Hardware-3.4%
Apple Inc.*	155	13,970

Computer Storage & Peripherals-8.2%
Broadcom Corp., Cl. A*	835	13,235
EMC Corp.*	865	9,550
NetApp Inc.*	735	10,900
		33,685
Electrical Components & Equipment-1.1%
JA Solar Holdings Co., Ltd.*#	1,725	4,589

Health Care Equipment-2.2%
Insulet Corp.*	1,150	9,131

Home Entertainment Software-3.4%
Nintendo Co., Ltd.#	385	14,014

Internet Retail-2.9%
Expedia Inc.*	1,335	11,922

Internet Software & Services-14.4%
eBay Inc.*	1,395	16,768
Google Inc., Cl. A*	40	13,541
Interwoven Inc.*	200	3,154
Omniture Inc.*	535	4,863
Vignette Corp.*	1,135	7,911
Yahoo! Inc.*	1,105	12,962
		59,199

IT Consulting & Other Services-6.0%
Cognizant Technology Solutions Corp., Cl. A*	670	12,549
Ness Technologies Inc.*	3,050	12,109
		24,658
Oil & Gas Exploration & Production-.7%
Linc Energy Ltd.*	3,815	3,013

Research & Consulting Services-1.6%
FTI Consulting Inc.*	160	6,562

Semiconductor Equipment-1.9%
Tessera Technologies Inc.*	670	7,879

Semiconductors-6.3%
Altera Corp.	110	1,692
Atheros Communications Inc.*	450	5,405
Marvell Technology Group Ltd.*	250	1,823
Mellanox Technologies Ltd.*	1,530	13,235
Taiwan Semiconductor Manufacturing Co., Ltd.#	460	3,466
		25,621
Systems Software-2.4%
Microsoft Corp.	565	9,660

Wireless Telecommunication Services-4.5%
SBA Communications Corp.*	930	18,507

TOTAL COMMON STOCKS (Cost $494,943)		313,617

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS-13.0%
Time Deposits
Citibank London, .07%, 2/2/09	$16,861	16,861
Branch Bank & Trust Grand Cayman, .07%, 2/2/09	16,861	16,861
BBH Cayman Islands Cayman, .07%, 2/2/09	19,872	19,872

TOTAL SHORT-TERM INVESTMENTS (Cost $53,594)		53,594

Total Investments (Cost $548,537)(a)	89.4%	367,211
Other Assets in Excess of Liabilities	10.6	43,339
Net Assets	100.0%	$410,550

* Non-income producing securities.

# American Depositary Receipt

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $548,537 amounted to $181,326 which consisted of aggregate gross unrealized appreciation of $2,128 and aggregate gross unrealized depreciation of $183,454.

THE ALGER FUNDS II

ALGER INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments (Unaudited)

January 31, 2009

	SHARES	VALUE
COMMON STOCKS - 91.6%

AUSTRALIA - 2.3%

BIOTECHNOLOGY-.6%
CSL Ltd.	450	$10,620

DIVERSIFIED METALS & MINING-1.1%
BHP Billiton Ltd.	266	4,936
Fortescue Metals Group Ltd.*	5,907	6,368
Rio Tinto Ltd.	251	6,520
		17,824
FOOD RETAIL-.3%
Woolworths Ltd.	277	4,825

OIL & GAS EXPLORATION & PRODUCTION-.3%
Linc Energy Ltd.*	7,604	6,006

TOTAL AUSTRALIA (Cost $130,102)		39,275

BELGIUM-2.1%

INTEGRATED TELECOMMUNICATION SERVICES-2.1%
Belgacom SA (Cost $44,534)	1,064	37,153

BERMUDA-3.5%

INVESTMENT BANKING & BROKERAGE-2.0%
Lazard Ltd., Cl. A	1,341	35,537

REINSURANCE-1.5%
Platinum Underwriters Holdings Ltd.	948	26,364

TOTAL BERMUDA (Cost $93,120)		61,901

BRAZIL-5.0%

DIVERSIFIED METALS & MINING-2.4%
Cia Vale do Rio Doce#	3,031	42,767

INTEGRATED OIL & GAS-2.3%
Petroleo Brasileiro SA#	1,558	40,820

OTHER DIVERSIFIED FINANCIAL SERVICES-.3%
BM&F BOVESPA SA	1,626	4,682

TOTAL BRAZIL (Cost $108,421)		88,269

BRITAIN-10.4%

COMPUTER & ELECTRONICS RETAIL-.5%
Game Group PLC*	4,474	9,199

DIVERSIFIED METALS & MINING-.7%
Antofagasta PLC	420	2,512
Kazakhmys PLC	1,388	4,404
Vedanta Resources PLC	855	6,721
		13,637

FOOD SERVICE-1.0%
Compass Group PLC	3,550	17,477

HEALTH CARE EQUIPMENT-2.3%
Smith & Nephew PLC	5,755	41,501

INTEGRATED OIL & GAS-3.9%
BG Group PLC	1,592	21,714
BP PLC	6,871	48,409
		70,123
MULTIMEDIA-.2%
Thomson Reuters PLC	201	4,020

MULTI-UTILITIES-1.0%
Centrica PLC	4,285	15,860

PHARMACEUTICALS-.4%
AstraZeneca PLC	203	7,782

TOBACCO-.4%
British American Tobacco PLC	271	7,392

TOTAL BRITAIN (Cost $358,655)		186,991

CANADA-1.4%

COMMUNICATIONS EQUIPMENT-1.4%
Research In Motion Ltd.* (Cost $52,878)	477	26,426

CHINA-3.4%

COAL & CONSUMABLE FUELS-.2%
China Shenhua Energy Co., Ltd.	1,746	3,722

COMMUNICATIONS EQUIPMENT-.2%
ZTE Corp.	1,439	4,095

CONSTRUCTION & ENGINEERING-.2%
China Railway Group Ltd.*	7,138	4,008

DIVERSIFIED BANKS-.4%
China Construction Bank Corp.	7,038	3,432
Industrial & Commercial Bank of China	7,242	3,062
		6,494
ELECTRICAL COMPONENTS & EQUIPMENT-.4%
China High Speed Transmission Equipment Group Co., Ltd.	3,496	4,096
JA Solar Holdings Co., Ltd.*#	1,250	3,325
		7,421

INTERNET SOFTWARE & SERVICES-1.2%
Netease.com*#	1,101	20,930

LIFE & HEALTH INSURANCE-.3%
China Life Insurance Co., Ltd.	2,445	6,435

MACHINERY-.3%
China South Locomotive and Rolling Stock Corp*	10,081	4,762

PACKAGED FOODS & MEATS-.2%
Tingyi Cayman Islands Holding Corp.*	3,111	3,593

TOTAL CHINA (Cost $84,691)		61,460

DENMARK-.9%

HEAVY ELECTRICAL EQUIPMENT-.9%
Vestas Wind Systems A/S* (Cost $33,617)	329	15,858

FINLAND-1.6%

COMMUNICATIONS EQUIPMENT-1.6%
Nokia OYJ (Cost $75,044)	2,357	28,913

FRANCE-5.1%

DIVERSIFIED METALS & MINING-.1%
Eramet	12	1,896

HOME ENTERTAINMENT SOFTWARE-.8%
UBISOFT Entertainment*	970	13,668

INDUSTRIAL GASES-.2%
Air Liquide SA	56	4,076

INDUSTRIAL MACHINERY-.6%
Vallourec	102	9,974

LUXURY GOODS-1.4%
Hermes International	250	25,173

MULTI-UTILITIES-1.2%
Veolia Environnement	962	21,666

PERSONAL PRODUCTS-.2%
L’Oreal SA	57	3,784

PHARMACEUTICALS-.6%
Ipsen SA	254	9,933

TOTAL FINLAND (Cost $177,773)		90,170

GERMANY-8.3%

AUTOMOBILE MANUFACTURERS-1.7%
Porsche Automobil Holding SE	520	30,503

DIVERSIFIED CHEMICALS-.3%
BASF SE	185	5,364

HEALTH CARE SERVICES-.3%
Fresenius Medical Care AG & Co., KGaA	108	4,837

HOUSEHOLD PRODUCTS-1.1%
Henkel AG & Co., KGaA	811	18,907

INDUSTRIAL CONGLOMERATES-.4%
Siemens AG	122	6,876

INDUSTRIAL GASES-.2%
Linde AG	59	3,937

PHARMACEUTICALS-4.3%
Bayer AG	998	53,023
Merck KGaA	285	24,149
		77,172

TOTAL GERMANY (Cost $237,974)		147,596

GREECE-.8%

SOFT DRINKS-.8%
Coca Cola Hellenic Bottling Co., SA (Cost $39,951)	1,004	13,734

HONG KONG-2.0%

OIL & GAS EXPLORATION & PRODUCTION-.2%
CNOOC Ltd.	4,510	3,881

REAL ESTATE MANAGEMENT & DEVELOPMENT-.7%
Cheung Kong Holdings Ltd.	517	4,770
Hang Lung Properties Ltd.	1,929	4,336
New World Development Ltd.	3,567	3,381
		12,487

SPECIALIZED FINANCE-.8%
Hong Kong Exchanges and Clearing Ltd.	1,756	15,082

WIRELESS TELECOMMUNICATION SERVICES-.3%
China Mobile Ltd.	691	6,220

TOTAL HONG KONG (Cost $40,696)		37,670

INDIA-2.6%

DIVERSIFIED BANKS-.3%
ICICI Bank Ltd.#	358	5,900

HEAVY ELECTRICAL EQUIPMENT-1.2%
ABB Ltd.*	928	9,085
Bharat Heavy Electricals Ltd.*	466	12,413
		21,498

IT CONSULTING & OTHER SERVICES-1.1%
Infosys Technologies Ltd.#	764	20,292

TOTAL INDIA (Cost $88,626)		47,690

IRELAND-.7%

LIFE SCIENCES TOOLS & SERVICES-.7%
ICON PLC*# (Cost $19,240)	590	11,859

ISRAEL-10.1%

COMMUNICATIONS EQUIPMENT-3.6%
Ceragon Networks Ltd.*	4,449	25,092
Nice Systems Ltd.*#	2,021	38,783
		63,875

IT CONSULTING & OTHER SERVICES-1.0%
Ness Technologies Inc.*	4,371	17,353

PHARMACEUTICALS-3.7%
Teva Pharmaceutical Industries Ltd.#	1,601	66,361

SEMICONDUCTORS-1.8%
Mellanox Technologies Ltd.*	3,638	31,469

TOTAL ISRAEL (Cost $274,933)		179,058

JAPAN-14.4%

APPAREL RETAIL-.3%
Fast Retailing Co., Ltd.	47	5,929

BREWERS-.8%
Kirin Holdings Co., Ltd.	1,169	14,666

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-.2%
Kubota Corp.	665	3,618

CONSUMER ELECTRONICS-2.0%
Sony Corp.	1,850	36,065

ELECTRONIC EQUIPMENT MANUFACTURERS-1.6%
Keyence Corp.	23	4,184
Kyocera Corp.	391	25,108
		29,292

FOOD RETAIL-1.0%
Seven & I Holdings Co., Ltd.	668	17,819

HOME ENTERTAINMENT SOFTWARE-2.9%
Nintendo Co., Ltd.	168	52,097

HOUSEHOLD PRODUCTS-.1%
Kao Corp.*	69	1,676

INDUSTRIAL MACHINERY-.7%
Fanuc Ltd.	209	12,390

INTEGRATED TELECOMMUNICATION SERVICES-.8%
Nippon Telegraph & Telephone Corp.	300	14,534

INTERNET SOFTWARE & SERVICES-.2%
Yahoo! Japan Corp.	14	4,443

OFFICE ELECTRONICS-.2%
Ricoh Co., Ltd.*	381	4,651

PERSONAL PRODUCTS-.1%
Shiseido Co., Ltd.	106	1,783

PHARMACEUTICALS-2.2%
Astellas Pharma Inc.	355	13,445
Eisai Co., Ltd.	47	1,717
Mitsubishi Tanabe Pharma Corp.	130	1,924
Shionogi & Co., Ltd.	91	1,950
Takeda Pharmaceutical Co., Ltd.*	467	21,889
		40,925

RAILROADS-.6%
East Japan Railway Co.	100	6,783
West Japan Railway Co.	1	4,068
		10,851

TIRES & RUBBER-.1%
Bridgestone Corp.	132	1,679

TRADING COMPANIES & DISTRIBUTORS-.2%
Marubeni Corp.	867	3,087

WIRELESS TELECOMMUNICATION SERVICES-.4%
NTT DoCoMo Inc.	4	6,970

TOTAL JAPAN (Cost $329,782)		262,475

NETHERLANDS-2.6%

AEROSPACE & DEFENSE-.3%
European Aeronautic Defence and Space Co.	260	4,529

BREWERS-.3%
Heineken NV	212	6,237

CONSTRUCTION & ENGINEERING-.6%
Chicago Bridge & Iron Co.	1,032	11,620

CONSUMER ELECTRONICS-1.2%
Koninklijke Philips Electronics NV	1,148	20,884

DIVERSIFIED CHEMICALS-.2%
Akzo Nobel NV	80	2,859

TOTAL NETHERLANDS (Cost $94,534)		46,129

NORWAY-1.5%

FERTILIZERS & AGRICULTURAL CHEMICALS-.3%
Yara International ASA	209	4,709

METALS-.5%
Norsk Hydro ASA	2,502	8,935

OIL & GAS EQUIPMENT & SERVICES-.7%
Acergy SA	2,423	13,341

TOTAL NORWAY (Cost $99,723)		26,985

PORTUGAL-.8%

INTEGRATED TELECOMMUNICATION SERVICES-.8%
Portugal Telecom SGPS SA (Cost $23,536)	1,817	14,684

SOUTH AFRICA-2.0%

APPLICATION SOFTWARE-2.0%
Net 1 UEPS Technologies Inc.* (Cost $67,792)	2,625	35,254

SPAIN-.2%

CONSTRUCTION & ENGINEERING-.2%
ACS Actividades de Construccion y Servicios SA (Cost $4,096)	97	3,895

SWEDEN-.4%

COMMUNICATIONS EQUIPMENT-.2%
Telefonaktiebolaget LM Ericsson	564	4,476

INDUSTRIAL MACHINERY-.2%
Atlas Copco AB	542	3,665

TOTAL SWEDEN (Cost $8,247)		8,141

SWITZERLAND-7.3%

BIOTECHNOLOGY-.6%
Actelion Ltd.*	190	10,304

DIVERSIFIED CAPITAL MARKETS-.9%
UBS AG*	1,344	16,843

HEAVY ELECTRICAL EQUIPMENT-1.5%
ABB Ltd.*	2,026	26,291

HEALTH CARE EQUIPMENT-.6%
Synthes Inc.*	96	11,555

INTEGRATED TELECOMMUNICATION SERVICES-.8%
Swisscom AG	45	14,134

LUXURY GOODS-.5%
Compagnie Financiere Richemont SA	637	9,330

PHARMACEUTICALS-2.4%
Novartis AG	628	25,787
Roche Holding AG	133	18,658
		44,445

TOTAL SWITZERLAND (Cost $220,771)		132,902

TAIWAN-1.6%

COMPUTER HARDWARE-.2%
Acer Inc.	2,868	3,562

INTEGRATED TELECOMMUNICATION SERVICES-.2%
Chunghwa Telecom Co., Ltd.*	2,492	3,771

SEMICONDUCTORS-1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,362	17,810

STEEL-.2%
China Steel Corp.*	6,423	4,335

TOTAL TAIWAN (Cost $30,768)		29,478

UNITED STATES-.6%

DISTILLERS & VINTNERS-.6%
Central European Distribution Corp.* (Cost $52,353)	972	11,761

TOTAL COMMON STOCKS (Cost $2,791,857)		1,645,727

	PRINCIPAL
	AMOUNTS
SHORT-TERM INVESTMENTS - 4.8%
TIME DEPOSITS
Citibank London, .07%, 2/2/09 (Cost $85,558)	$85,558	85,558

Total Investments (Cost $2,877,415)(a)	96.4%	1,731,285
Other Assests in Excess of Liabilities	3.6	65,033
Net Assets	100.0%	$1,796,318

* Non-income producing security.

# American Depositary Receipt.

(a) At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,877,415 amounted to $1,146,130 which consisted of aggregate gross unrealized appreciation of $76,966 and aggregate gross unrealized depreciation of $1,223,096

NOTE 1 — Summary of Significant Accounting Policies:

The Alger Funds II (the “Trust”) changed its name from The Spectra Funds on September 24, 2008. The Trust is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst Fund, Alger International Opportunities Fund and Alger Technology Fund (collectively, the “Funds” or individually, each a “Fund”) (formerly the Spectra Fund, Spectra Green Fund, Spectra Alchemy Fund, Spectra International Opportunities Fund, and the Spectra Technology Fund, respectively). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

The Alger Green Fund commenced operations on January 12, 2007 after the reorganization of the Class I and R Shares of the Alger Green Institutional Fund into the Class N Shares of the Alger Green Fund. Information of the Alger Green Fund prior to January 12, 2007 is that of the Alger Green Institutional Fund.

The Alger Technology Fund commenced operations on December 8, 2007 after the reorganization of Class A shares and Class B shares of the SM&R Alger Technology Fund (the “Predecessor Fund”) into the Class N shares of the Alger Technology Fund. Information of the Alger Technology Fund prior to December 8, 2007 is that of the Predecessor Fund.

Each Fund’s Class N shares were re-designated as Class A shares on September 24, 2008. Each Fund, began offering Class A, Class C and Class I shares effective September 24, 2008. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(a) Investment Valuation: Investments in securities are valued each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

		Fair Value Measurements
Description	1/31/2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Alger Spectra Fund
Trading securities	$159,659,109	$159,188,639	$470,470	$—
Total	$159,659,109	$159,188,639	$470,470	$—

Alger Spectra Fund
Trading securities sold short	$20,302,445	$20,302,445	$—	$—
Total	$20,302,445	$20,302,445	$—	$—

Alger Green Fund
Trading securities	$18,473,500	$18,178,904	$294,596	$—
Total	$18,473,500	$18,178,904	$294,596	$—

Alger Analyst Fund
Trading securities	$1,320,908	$1,320,908	$—	$—
Total	$1,320,908	$1,320,908	$0	$—

Alger Technology Fund
Trading securities	$367,211	$364,197	$3,013	$—
Total	$367,211	$364,197	$3,013	$—

Alger International Opportunities Fund
Trading securities	$1,731,285	$596,168	$1,135,117	$—
Total	$1,731,285	$596,168	$1,135,117	$—

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel C. Chung

Daniel C. Chung

President

Date: March 31, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 31, 2009